Share based compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exercise price	$ 1.48	$ 1.58	$ 1.60
Number of stock options outstanding	1,169,500	1,297,000	1,648,667
Number of stock options exercisable	1,119,500	1,197,000
Average remaining contractual life (years)	1 year 4 months 24 days
Option 1
Exercise price	$ 0.52
Number of stock options outstanding	100,000
Number of stock options exercisable	100,000
Average remaining contractual life (years)	4 years 6 months
Option 2
Exercise price	$ 0.59
Number of stock options outstanding	150,000
Number of stock options exercisable	100,000
Average remaining contractual life (years)	3 years 9 months 18 days
Option 3
Exercise price	$ 1.35
Number of stock options outstanding	236,900
Number of stock options exercisable	236,900
Average remaining contractual life (years)	0 years
Option 4
Exercise price	$ 1.45
Number of stock options outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	2 years
Option 5
Exercise price	$ 1.48
Number of stock options outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	1 year 6 months
Option 6
Exercise price	$ 1.50
Number of stock options outstanding	50,000
Number of stock options exercisable	50,000
Average remaining contractual life (years)	1 year 7 months 6 days
Option 7
Exercise price	$ 1.57
Number of stock options outstanding	30,000
Number of stock options exercisable	30,000
Average remaining contractual life (years)	1 month 6 days
Option 8
Exercise price	$ 1.73
Number of stock options outstanding	92,600
Number of stock options exercisable	92,600
Average remaining contractual life (years)	10 months 24 days
Option 9
Exercise price	$ 1.82
Number of stock options outstanding	135,000
Number of stock options exercisable	135,000
Average remaining contractual life (years)	9 months 18 days
Option 10
Exercise price	$ 2.10
Number of stock options outstanding	300,000
Number of stock options exercisable	300,000
Average remaining contractual life (years)	8 months 12 days